DISPOSITIONS (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($) Property	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) Property	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Dispositions Disclosure [Line Items]
Resident fees and services									$ 336,739	$ 359,472	$ 277,324
Early repayment of notes payable									204,730	13,725	304,484
Gain on sale of real estate									$ 71,763	13,356	0
Number of senior housing properties | Property	133								133
Rental revenue									$ 112,391	112,966	111,154
Revenue	$ 106,916	$ 112,955	$ 114,286	$ 114,973	$ 117,495	$ 118,457	$ 118,541	$ 117,945	449,130	472,438	388,478
Property operating expense									230,045	243,027	189,543
Depreciation and amortization									139,942	184,546	160,318
Interest expense									93,597	91,780	75,021
Operating expenses									505,173	557,604	474,558
November 2017
Dispositions Disclosure [Line Items]
Property operating expense									23,413	27,033	25,781
4Q 2017
Dispositions Disclosure [Line Items]
Revenue									45,803	51,860	50,258
Depreciation and amortization									7,212	19,205	32,284
Interest expense									7,262	7,630	7,436
Operating expenses									37,887	53,868	65,501
Managed Properties
Dispositions Disclosure [Line Items]
Resident fees and services									$ 336,739	359,472	277,324
Number of senior housing properties | Property	81								81
Rental revenue									$ 0	0	0
Property operating expense									230,045	243,027	189,543
Managed Properties | November 2017
Dispositions Disclosure [Line Items]
Resident fees and services									28,910	34,370	32,762
Managed Properties | 2017 Other
Dispositions Disclosure [Line Items]
Early repayment of notes payable									28,000
Gain on sale of real estate									22,500
Purchase price	$ 48,500								$ 48,500
Number of senior housing properties	4								4
Managed Properties | October 2016
Dispositions Disclosure [Line Items]
Termination fee										1,800
Early repayment of notes payable										13,700
Gain on sale of real estate										13,400
Purchase price					$ 23,000					$ 23,000
Number of senior housing properties					2					2
Triple Net Lease
Dispositions Disclosure [Line Items]
Resident fees and services									$ 0	$ 0	0
Number of senior housing properties | Property	52								52
Rental revenue									$ 112,391	112,966	111,154
Property operating expense									0	0	0
Triple Net Lease | December 2017
Dispositions Disclosure [Line Items]
Early repayment of notes payable									98,100
Gain on sale of real estate									42,300
Purchase price	$ 186,000								$ 186,000
Number of senior housing properties	6								6
Rental revenue									$ 16,893	$ 17,490	$ 17,496
Assisted Living/Memory Care Properties | Managed Properties
Dispositions Disclosure [Line Items]
Number of senior housing properties | Property	30								30
Assisted Living/Memory Care Properties | Managed Properties | November 2017
Dispositions Disclosure [Line Items]
Early repayment of notes payable									$ 78,700
Gain on sale of real estate									6,900
Purchase price	$ 109,500								$ 109,500
Number of senior housing properties	9								9
Assisted Living/Memory Care Properties | Managed Properties | 2017 Other
Dispositions Disclosure [Line Items]
Number of senior housing properties	2								2
Assisted Living/Memory Care Properties | Triple Net Lease | December 2017
Dispositions Disclosure [Line Items]
Number of senior housing properties	1								1
Independent Living Properties | Managed Properties
Dispositions Disclosure [Line Items]
Number of senior housing properties | Property	51								51
Independent Living Properties | Managed Properties | 2017 Other
Dispositions Disclosure [Line Items]
Number of senior housing properties	2								2
Independent Living Properties | Triple Net Lease
Dispositions Disclosure [Line Items]
Number of senior housing properties | Property	51								51
Independent Living Properties | Triple Net Lease | December 2017
Dispositions Disclosure [Line Items]
Number of senior housing properties	1								1
Continuing Care Retirement Communities | Triple Net Lease
Dispositions Disclosure [Line Items]
Number of senior housing properties | Property	1								1
Continuing Care Retirement Communities | Triple Net Lease | December 2017
Dispositions Disclosure [Line Items]
Number of senior housing properties	4								4